U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25
                          Commission File No.: 000-17386

                           NOTIFICATION OF LATE FILING

                                    Form 10-K
                                   ---------



For Period Ended 01/31/2003

PART I - REGISTRANT INFORMATION

Fischer-Watt Gold Company
-----------------------------
Full Name of Registrant

N/A
---
Former Name of Registrant

1410 Cherrywood Drive, Coeur d'Alene, Idaho 83814
-------------------------------------------------
Street, City, State and Zip Code



PART II RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date, or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25 (c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-Q, Form 20-F, 11-K, or Form N-SAR, or the transition report, or portion thereof, could not be filed within the prescribed time period.

Management received last-minute notification that The Form 10-KSB could not be filed within the prescribed time because additional time would be required to finalize year-end financial information, complete consolidation of financial statements and complete management's discussion and analysis. Management was on travel status at the time of the aforementioned notification and attempted to submit this form in paper format, which submission was rejected.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

     George J. Beattie             208                 664-6757
     -------------------           ---                 --------
           (Name)               (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investments Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
                                                                  [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                  [X] Yes [ ] No

      If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                            Fischer-Watt Gold Company
                          -----------------------------
                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: April 28, 2003               By:  /s/ George Beattie
                                   ---------------------------------
                                            Chief Executive Officer


                                        2